INCOME TAX - Components of Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Current federal taxes			$ (2)	$ (8)	$ (174)
Current state taxes			112	98	168
Current tax expense (benefit)			110	90	(6)
Deferred:
Deferred federal taxes			(4,189)	0	0
Deferred state taxes			(703)	0	(420)
Deferred tax expense (benefit)			(4,892)	0	(420)
Income tax benefit	$ (110)	$ 28	$ (4,782)	$ 90	$ (426)